Exhibit 1

KPMG LLP Suite 900 8350 Broad Street McLean, VA 22102

Independent Accountants’ Report on Applying Agreed-Upon Procedures

Natixis Real Estate Capital LLC (the “Company”)

Natixis Commercial Mortgage Securities LLC

Natixis Securities Americas LLC

BMO Capital Markets Corp. (together, the “Specified Parties”)

Re: Natixis Commercial Mortgage Securities Trust 2022-JERI – Data File Procedures

We have performed the procedures described below on the specified attributes in an electronic data file entitled “NCMS 2022-JERI Tape.xlsx” provided by the Company on March 7, 2022 (the “Data File”), containing information on one mortgage loan and one related mortgaged property as of March 9, 2022 (the “Cut-off Date”), which we were informed are intended to be included as collateral in the offering by Natixis Commercial Mortgage Securities Trust 2022- JERI. The Company is responsible for the specified attributes identified by the Company in the Data File.

The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate to meet their intended purpose of assisting specified parties in evaluating the accuracy of the specified attributes in the Data File. This report may not be suitable for any other purpose. No other parties have agreed to or acknowledged the appropriateness of these procedures for the intended purpose or any other purpose.

The procedures performed may not address all the items of interest to a specified party of this report and may not meet the needs of all specified parties of this report and, as such, specified parties are responsible for determining whether the procedures performed are appropriate for their purposes. We make no representation regarding the appropriateness of the procedures either for the intended purpose or for any other purpose.

Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:

•	The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the reporting threshold.

•	The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were within the reporting threshold.

•	The term “reporting threshold” means that dollar amounts and percentages were within $1.00 and 0.1%, respectively.

•	The term “Compared Attributes” means the list of fields in the Data File which were selected by the Company for us to perform comparison procedures for and are listed in Attachment A.

•	The term “Loan Files” means the copies of source documents provided by the Company and as listed in Attachment A. We make no representation regarding the validity or accuracy of these documents.

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with KPMG International Limited, a private English company limited by guarantee.

•	The term “Recomputed Attributes” means the list of fields in the Data File which were selected by the Company for us to perform recomputation procedures for and are listed in Attachment B.

•	The term “Calculation Methodologies” means the formula listed in the Calculation Methodology field of Attachment B containing the calculation methodologies for the Recomputed Attributes provided by the Company.

•	The term “Assumed SOFR” means the Term SOFR rate of 0.05463% which we were instructed to use by the Company where applicable for the Calculation Methodologies, as applicable.

•	The term “Instructions” means the instructions provided by the Company pertaining to a procedure, attribute, or methodology, as described in Attachment C.

•	The term “Provided Information” means the Loan Files, Calculation Methodologies, Cut-off Date, Assumed SOFR and Instructions.

Prior to being provided the Data File, we received one or more earlier versions of the data file on which to perform our procedures. In performing those procedures, we identified differences which were communicated to the Specified Parties. The Data File represents the revised information reflecting resolution of differences communicated as determined appropriate by the Specified Parties. We performed the procedures on the Data File, and the results of those procedures are reflected herein.

The procedures we were instructed by the Company to perform and the associated findings are as follows:

A.	We compared the Compared Attributes in the Data File to the corresponding information set forth in the Loan Files, utilizing the Instructions, as applicable. The Specified Parties indicated that the absence of any of the information in the Loan Files or the inability to agree the indicated information from the Data File to the Loan Files for each of the attributes identified, utilizing the Instructions as applicable, constituted an exception. The document priority is the order provided by the Company, which is listed in the “Source Document(s)” column in Attachment A, with the highest priority document listed first.

B.	We recomputed the Recomputed Attributes using (i) the corresponding information contained in the Data File, (ii) the Calculation Methodologies, and (iii) the Instructions.

We were engaged by the Company to perform this agreed-upon procedures engagement and conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants, which involves us performing the specific procedures agreed to and acknowledged above and reporting on findings based on performing those procedures. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported.

We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

The procedures performed were applied based on the information included in the Data File and Provided Information, without verification or evaluation of such information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the information provided to us by the Company, (ii) the physical existence of the mortgage loan and related mortgaged property, (iii) the reliability or accuracy of the Provided Information which was used in our procedures, or (iv) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the mortgage loan to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such mortgage loan being securitized, (iii) the

2

compliance of the originator of the mortgage loan with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the mortgage loan and related mortgaged property that would be material to the likelihood that the issuer of the notes will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by the nationally recognized statistical rating organizations (“NRSROs”).

The terms of our engagement are such that we have no responsibility to update this report because of events and circumstances that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors or the NRSROs, who are not identified in the report as the Specified Parties but may have access to this report as required by law or regulation.

/s/ KPMG LLP

McLean, Virginia

March 7, 2022

3

ATTACHMENT A

COMPARED ATTRIBUTES

Attribute	Source Document(s)
Originator	Loan Agreement
Address	Appraisal
Property City	Appraisal
Property State	Appraisal
Zip Code	Appraisal
County	Appraisal
Property Type	Appraisal
Specific Property Type	Appraisal
Year Built	Engineering Report, Appraisal
Year Renovated	Engineering Report, Appraisal
Number of Units	Underwritten Rent Roll, Borrower Rent Roll
Unit of Measure	Underwritten Rent Roll, Borrower Rent Roll
Current Leased %	Underwritten Rent Roll, Borrower Rent Roll
Leased % Source Date	Underwritten Rent Roll, Borrower Rent Roll
Environmental Report Type	ESA
Environmental Report Date	ESA
Phase II Recommended	ESA
Engineering Report Date	Engineering Report, Appraisal
Seismic Date	Seismic Report
Seismic Zone	Engineering Report, Seismic Report
PML (%)	Seismic Report
Earthquake Insurance	Insurance Certificate
Flood Insurance	Insurance Certificate
Note Date	Promissory Note, Loan Agreement
First Payment Date	Loan Agreement
Initial Maturity Date	Loan Agreement
Fully Extended Maturity Date	Loan Agreement
A-1

Attribute	Source Document(s)
Payment Due Date	Loan Agreement
Rate Type	Loan Agreement
Index for Floating Rate	Loan Agreement
Rounding Factor	Loan Agreement
Time of Rounding (Before Spread, After Spread)	Loan Agreement
Rounding Direction	Loan Agreement
Lookback Period	Loan Agreement
SOFR Cap Provider	SOFR Cap Confirmation
SOFR Cap Provider Rating	SOFR Cap Confirmation
SOFR Floor Rate	SOFR Cap Confirmation
Mortgage Loan Margin	Loan Agreement
SOFR Cap Strike Price	SOFR Cap Confirmation
Interest Accrual Basis	Loan Agreement
Original Principal Balance	Loan Agreement
Loan Level Cut-Off Date Balance	Loan Agreement
Maturity Date Payment	Loan Agreement
Spread Maintenance Date	Loan Agreement
Original Prepayment Restriction Code	Loan Agreement
Remaining Prepayment Restriction Code	Loan Agreement
Amortization Term (Original)	Loan Agreement
IO Period	Loan Agreement
Loan Amortization Type	Loan Agreement
Extension Options	Loan Agreement
Extension Option Conditions	Loan Agreement
Market Value "As Is"	Appraisal
Market Value "As Is" Date	Appraisal
2020 Revenues	Underwritten Cash Flow
2020 Total Expenses	Underwritten Cash Flow
Most Recent Revenues	Underwritten Cash Flow
A-2

Attribute	Source Document(s)
Most Recent Total Expenses	Underwritten Cash Flow
Most Recent NOI Date	Underwritten Cash Flow
As-Is UW Revenues	Underwritten Cash Flow
As-Is UW Expenses	Underwritten Cash Flow
As-Is UW Replacement Reserve	Underwritten Cash Flow
As-Is UW TI/LC Reserve	Underwritten Cash Flow
Largest Tenant	Underwritten Rent Roll
Largest Tenant Unit Size	Underwritten Rent Roll
Largest Tenant Lease Expiration	Underwritten Rent Roll
2nd Largest Tenant	Underwritten Rent Roll
2nd Largest Tenant Unit Size	Underwritten Rent Roll
2nd Largest Tenant Lease Expiration	Underwritten Rent Roll
3rd Largest Tenant	Underwritten Rent Roll
3rd Largest Tenant Unit Size	Underwritten Rent Roll
3rd Largest Tenant Lease Expiration	Underwritten Rent Roll
4th Largest Tenant	Underwritten Rent Roll
4th Largest Tenant Unit Size	Underwritten Rent Roll
4th Largest Tenant Lease Expiration	Underwritten Rent Roll
5th Largest Tenant	Underwritten Rent Roll
5th Largest Tenant Unit Size	Underwritten Rent Roll
5th Largest Tenant Lease Expiration	Underwritten Rent Roll
Lien Position	Title Policy
Title Vesting (Fee/Leasehold/Both)	Title Policy
Ground Lease Expiration	Ground Lease, Loan Agreement
Ground Lease Extension Options	Ground Lease, Loan Agreement
Ground Lease Fully Extended Expiration	Ground Lease, Loan Agreement
Annual Ground Lease Payment	Ground Lease, Loan Agreement
Ground Lease Escalation Terms	Ground Lease, Loan Agreement
Single Purpose Borrower (Y/N)	Loan Agreement
A-3

Attribute	Source Document(s)
Borrower Name	Loan Agreement
Sponsor	Guaranty
Guarantor	Guaranty
Property Manager	Management Agreement
Type of Lockbox	Loan Agreement
Cash Management (Springing/In-Place)	Loan Agreement
Cash Management Trigger Event	Loan Agreement
Immediate Repairs Reserve (Initial)	Closing Statement, Loan Agreement
Tax Reserve (Initial)	Closing Statement, Loan Agreement
Tax Reserve (Monthly)	Servicer Report
Insurance Reserve (Initial)	Closing Statement, Loan Agreement
Insurance Reserve (Monthly)	Servicer Report
Replacement Reserve (Initial)	Closing Statement, Loan Agreement
Replacement Reserve (Monthly)	Closing Statement, Loan Agreement
Replacement Reserve Cap	Loan Agreement
General TI/LC Reserve (Initial)	Closing Statement, Loan Agreement
General TI/LC Reserve (Monthly)	Closing Statement, Loan Agreement
General TI/LC Reserve Cap	Loan Agreement
Outstanding TI/LC Reserve	Closing Statement, Loan Agreement
Outstanding Free Rent Reserve	Closing Statement, Loan Agreement
Pari Passu Debt (Y/N)	Loan Agreement, Promissory Note
Cut-off Balance Pari Passu (Non-Trust)	Loan Agreement, Promissory Note
Total Pari Passu Original Principal Balance	Loan Agreement, Promissory Note
Total Pari Passu Cut-Off Date Principal Balance	Loan Agreement, Promissory Note
Remaining Pari Passu Balance	Loan Agreement, Promissory Note
Future Funding Conditions	Loan Agreement
Total Pari Passu Principal Balance	Loan Agreement, Promissory Note
Existing Subordinate Secured Debt (Y/N)	Loan Agreement
Existing Mezzanine Debt (Y/N)	Mezzanine Loan Agreement
A-4

Attribute	Source Document(s)
Mezzanine Debt Original Principal Balance	Mezzanine Loan Agreement, Mezzanine Promissory Note
Mezzanine Debt Cut-Off Date Principal Balance	Mezzanine Loan Agreement, Mezzanine Promissory Note
Mezzanine Debt Maturity Principal Balance	Mezzanine Loan Agreement, Mezzanine Promissory Note
Additional Debt - Floor	Mezzanine Loan Agreement
Additional Debt - Margin	Mezzanine Loan Agreement
Additional Debt - Strike Price	Mezzanine Loan Agreement
Additional Debt - Interest Accrual Basis	Mezzanine Loan Agreement
Additional Debt - Maturity Payment	Mezzanine Loan Agreement
Additional Debt - Amortization Term (Original)	Mezzanine Loan Agreement
Additional Debt - IO Period	Mezzanine Loan Agreement
Additional Debt - Loan Amortization Type	Mezzanine Loan Agreement
Additional Debt Extension Options	Mezzanine Loan Agreement
Additional Debt Extension Option Conditions	Mezzanine Loan Agreement
Additional Debt - ARD Loan (Y/N)	Mezzanine Loan Agreement
Additional Debt - ARD Mortgage Rate After ARD	Mezzanine Loan Agreement
Additional Debt - Maturity Date or Anticipated Repayment Date	Mezzanine Loan Agreement
Loan Purpose	Closing Statement
Partial Release	Loan Agreement
Partial Release Description	Loan Agreement
Trustee & Paying Agent Fee	Provided by the Company
CREFC Fee	Provided by the Company
Operating Advisor Fee	Provided by the Company
Servicer Fee	Provided by the Company
A-5

ATTACHMENT B

RECOMPUTED ATTRIBUTES

Attribute	Calculation Methodology
Trust Monthly Debt Service Amount	Loan Level Cut-Off Date Balance multiplied Current Rate multiplied by 365/360 divided by 12.
Current Rate	Sum of Mortgage Loan Margin and Assumed SOFR.
Cut-Off Date Balance Per Unit/SF	Loan Level Cut-Off Date Balance divided by Number of Units.
Remaining Prepayment Restriction Code	Original Prepayment Restriction Code minus Seasoning from the number of months of spread maintenance.
Amortization Term (Remaining)	Amortization Term (Original) minus Seasoning.
Loan Term (Original)	Number of Payments between and including the First Payment Date and the Initial Maturity Date.
Loan Term (Remaining)	Loan Term (Original) minus Seasoning.
Fully Extended Term (Original)	Number of Payments between and including the First Payment Date and the Fully Extended Maturity Date.
Fully Extended Term (Remaining)	Fully Extended Term (Original) minus Seasoning.
Seasoning	Number of payments between and including the First Payment Date and the Cut-off Date.
Cut-Off Date LTV Ratio	Loan Level Cut-Off Date Balance divided by Market Value "As Is".
Maturity Date LTV	Maturity Date Payment divided by Market Value "As Is".
As-Is UW NOI DSCR	As-Is UW NOI divided by Pari Passu Current Annual Debt Service.
As-Is UW NCF DSCR	As-Is UW NCF divided by Pari Passu Current Annual Debt Service.
As-Is Cut-Off Date UW NOI Debt Yield	As-Is UW NOI divided by Loan Level Cut-Off Date Balance.
As-Is Cut-Off Date UW NCF Debt Yield	As-Is UW NCF divided by Loan Level Cut-Off Date Balance.
2020 NOI	2020 Revenues minus 2020 Total Expenses.
Most Recent NOI	Most Recent Revenues minus Most Recent Total Expenses.
As-Is UW NOI	As-Is UW Revenues minus As-Is UW Expenses.
B-1

Attribute	Calculation Methodology
As-Is UW NCF	As-Is UW NOI minus As-Is UW Replacement Reserve minus As-Is UW TI/LC Reserve.
Trust Component % of Pari Passu	Original Principal Balance divided by Total Pari Passu Original Principal Balance.
Pari Passu Current Annual Debt Service	Trust Monthly Debt Service Amount multiplied by 12.
Additional Debt - Current Rate	Sum of Additional Debt - Margin and Assumed SOFR.
Additional Debt – Loan Term (Original)	Number of payments between and including the first payment date of the mezzanine loan and the Additional Debt - Maturity Date or Anticipated Repayment Date.
Additional Debt - Loan Term (Remaining)	Additional Debt - Loan Term (Original) minus Seasoning.
Additional Debt Fully Extended Term (Original)	Number of payments between and including the first payment date of the mezzanine loan and the fully extended maturity date of the mezzanine loan.
Additional Debt Fully Extended Term (Remaining)	Additional Debt Fully Extended Term (Original) minus Seasoning.
Additional Debt - Seasoning	Number of payments between and including the first payment date of the mezzanine loan and the Cut-off Date.
Additional Debt Current Annual Debt Service	Mezzanine Debt Cut-Off Date Principal Balance multiplied by Additional Debt - Current Rate multiplied by 365/360.
Total Debt Cut-off Date Balance	Sum of Loan Level Cut-Off Date Balance and Mezzanine Debt Cut-Off Date Principal Balance.
Total Debt Cut-off Date Balance PSF	Total Debt Cut-off Date Balance divided by Number of Units.
Total Debt Maturity Balance	Sum of Maturity Date Payment and Mezzanine Debt Maturity Principal Balance.
Total Debt Current Annual Debt Service	Sum of Pari Passu Current Annual Debt Service and Additional Debt Current Annual Debt Service.
Total Debt Cut-Off Date LTV Ratio	Total Debt Cut-off Date Balance divided by Market Value "As Is".
Total Debt As-Is UW NCF DSCR	As-Is UW NCF divided by Total Debt Current Annual Debt Service.
Total Debt Cut-Off Date UW NOI Debt Yield	As-Is UW NOI divided by Total Debt Cut-off Date Balance.
B-2

Attribute	Calculation Methodology
Total Admin. Fee	Trustee & Paying Agent Fee plus CREFC Fee plus Operating Advisor Fee plus Servicer Fee.
Net Mortgage Loan Margin	Mortgage Loan Margin minus Total Admin. Fee.
B-3

ATTACHMENT C

INSTRUCTIONS

1.	For those Compared Attributes or with the Source Document indicated as “Provided by the Company” we were instructed by the Company to assume the attribute is accurate and not perform any procedure.

C-1